Supplement dated November 1, 2018
to the Summary Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Convertible Securities Fund	7/1/2018
Columbia Large Cap Enhanced Core Fund	7/1/2018
Columbia Large Cap Growth Fund III	7/1/2018
Columbia Overseas Value Fund	7/1/2018
Columbia Select Global Growth Fund	7/1/2018
Columbia Select International Equity Fund	7/1/2018
Columbia Select Large Cap Equity Fund	7/1/2018
Columbia Select Mid Cap Value Fund	7/1/2018
Columbia Short Term Bond Fund	8/1/2018
Columbia Small Cap Index Fund	7/1/2018
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2018
Columbia Alternative Beta Fund	10/1/2018
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2018
Columbia Balanced Fund	1/1/2018
Columbia Bond Fund	9/1/2018
Columbia Contrarian Core Fund	1/1/2018
Columbia Corporate Income Fund	9/1/2018
Columbia Disciplined Small Core Fund	1/1/2018
Columbia Dividend Income Fund	10/1/2018
Columbia Emerging Markets Fund	1/1/2018
Columbia Global Dividend Opportunity Fund	1/1/2018
Columbia Global Energy and Natural Resources Fund	1/1/2018
Columbia Global Technology Growth Fund	1/1/2018
Columbia Greater China Fund	1/1/2018
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R, T, & V)	11/1/2017
Columbia Mid Cap Growth Fund	1/1/2018
Columbia Multi-Asset Income Fund	9/1/2018
Columbia Pacific/Asia Fund	8/1/2018
Columbia Real Estate Equity Fund	5/1/2018
Columbia Select Large Cap Growth Fund	8/1/2018
Columbia Small Cap Growth Fund I	1/1/2018
Columbia Small Cap Value Fund I	9/1/2018
Columbia Strategic Income Fund	1/1/2018
Columbia Total Return Bond Fund	9/1/2018
Columbia U.S. Treasury Index Fund	9/1/2018
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	10/1/2018
Columbia Contrarian Europe Fund	3/1/2018
Columbia Disciplined Core Fund	11/1/2017
Columbia Disciplined Growth Fund	11/1/2017
Columbia Disciplined Value Fund	11/1/2017
Columbia Dividend Opportunity Fund	10/1/2018
Columbia Emerging Markets Bond Fund	1/1/2018
Columbia Flexible Capital Income Fund	10/1/2018
SUP000_00_073_(11/18)

Fund	Summary Prospectus Dated
Columbia Floating Rate Fund	11/1/2017
Columbia Global Bond Fund	3/1/2018
Columbia Global Equity Value Fund	7/1/2018
Columbia Global Opportunities Fund	11/1/2017
Columbia Government Money Market Fund	11/1/2017
Columbia High Yield Bond Fund	10/1/2018
Columbia Income Builder Fund	6/1/2018
Columbia Income Opportunities Fund	11/1/2017
Columbia Inflation Protected Securities Fund	11/1/2017
Columbia Large Cap Value Fund	10/1/2018
Columbia Limited Duration Credit Fund	11/1/2017
Columbia Mortgage Opportunities Fund	10/1/2018
Columbia Quality Income Fund	10/1/2018
Columbia Select Global Equity Fund	3/1/2018
Columbia Select Large Cap Value Fund	10/1/2018
Columbia Seligman Communications & Information Fund	10/1/2018
Columbia Small/Mid Cap Value Fund	10/1/2018
Columbia Strategic Municipal Income Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.
Shareholders should retain this Supplement for future reference.
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SUP000_00_073_(11/18)